Angel Oak Funds Trust
c/o U.S. Bank Global Fund Service
615 East Michigan Street
Milwaukee, WI 53202

June 4, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Angel Oak Funds Trust (the “Trust”)
File Nos. 333-197427 and 811-22980

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, Angel Oak Multi-Strategy Income Fund, Angel Oak UltraShort Income Fund, Angel Oak Income ETF, Angel Oak UltraShort Income ETF, Angel Oak High Yield Opportunities ETF and Angel Oak Mortgage-Backed Securities ETF (the “Funds”), hereby certifies that the forms of Prospectuses and Statements of Additional Information for the Funds that would have been filed under Rule 497(c) under the 1933 Act would not have differed from those contained in the recent amendment for the Trust dated May 31, 2026, and filed electronically as Post-Effective Amendment No. 64 to the Trust’s Registration Statement on Form N-1A on May 29, 2026.

If you have any questions regarding this filing, please do not hesitate to contact the undersigned at (626) 914-7363 or elaine.richards@usbank.com.

Sincerely,

/s/ Elaine E. Richards
Elaine E. Richards
Senior Vice President
For U.S. Bank Global Fund Services
as Administrator for the Trust